SEGMENT REPORTING (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 25, 2010	Apr. 25, 2010	Jan. 24, 2010	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Revenues attributable to U.S. and Foreign countries
Net sales	$ 2,103,898	$ 1,910,592	$ 1,959,041	$ 1,921,558	$ 2,063,039	$ 1,730,451	$ 1,699,782	$ 1,727,447	$ 7,895,089	$ 7,220,719	$ 6,533,671
United States
Revenues attributable to U.S. and Foreign countries
Net sales									7,431,798	6,874,150	6,198,818
Foreign
Revenues attributable to U.S. and Foreign countries
Net sales									$ 463,291	$ 346,569	$ 334,853